EXPLORATION AND EVALUATION ASSETS (Narrative) (Details)			1 Months Ended								3 Months Ended	12 Months Ended
	Jan. 04, 2024 Claims	Nov. 03, 2017 USD ($) shares	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jul. 26, 2021 USD ($)	Oct. 30, 2020 USD ($) Claims shares	Dec. 31, 2018 USD ($)	Jan. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Oct. 31, 2017 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure Of Exploration And Evaluation Assets [Line Items]
Exploration and evaluation expenses												$ 22,009,119	$ 13,467,035	$ 25,797,910
Kinross Delamar Mining Company [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Percentage of voting equity interests acquired		100.00%
Cash transferred		$ 5,900,000
Number of common shares issued on acquisition | shares		2,218,395
Proceeds from financing										$ 21,300,000
Percentage of issued and outstanding common shares		9.90%
Value of shares on the closing date		$ 3,700,000
Acquisition, cash transferred		2,400,000
Promissory note issued		$ 3,500,000
Red Canyon Corporation [Member] | Red Canyon Property [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Percentage of voting equity interests acquired						100.00%
Payments to acquire exploration and evaluation assets						$ 475,000
Reimbursement due for federal annual mining claim maintenance						44,970
Exploration and evaluation expenses						1,500,000
Red Canyon Corporation [Member] | Red Canyon Property [Member] | Upon signing of the agreement [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Payments to acquire exploration and evaluation assets						25,000
Red Canyon Corporation [Member] | Red Canyon Property [Member] | Six-month anniversary [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Payments to acquire exploration and evaluation assets						$ 25,000
Red Canyon Corporation [Member] | Red Canyon Property [Member] | First anniversary [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Number of common shares issued on acquisition | shares						1,000,000
Payments to acquire exploration and evaluation assets						$ 50,000
Red Canyon Corporation [Member] | Red Canyon Property [Member] | Second anniversary [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Number of common shares issued on acquisition | shares						1,000,000
Payments to acquire exploration and evaluation assets						$ 75,000
Exploration and evaluation expenses						$ 500,000
Red Canyon Corporation [Member] | Red Canyon Property [Member] | Third anniversary [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Number of common shares issued on acquisition | shares						1,000,000
Payments to acquire exploration and evaluation assets						$ 100,000
Exploration and evaluation expenses						500,000
Red Canyon Corporation [Member] | Red Canyon Property [Member] | Fourth anniversary [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Exploration and evaluation expenses						500,000
Red Canyon Corporation [Member] | Red Canyon Property [Member] | Due in 2024 within 30 days after an equity financing [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Payments to acquire exploration and evaluation assets						100,000
Red Canyon Corporation [Member] | Red Canyon Property [Member] | Due in 2025 within 30 days after an equity financing [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Payments to acquire exploration and evaluation assets						100,000
Red Canyon Corporation [Member] | Red Canyon Property [Member] | Fifth Anniversary [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Payments to acquire exploration and evaluation assets						$ 2,000,000
Nevada Properties [Member] | Wildcat and Mountain View deposits [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Payments to acquire exploration and evaluation assets			$ 2,500,000
Millennial Red Canyon LLC [Member] | Red Canyon Corporation [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Percentage of issued and outstanding common shares						2.00%
Millennial Red Canyon LLC [Member] | Red Canyon Corporation [Member] | Red Canyon Property [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Unpatented lode mining claims | Claims						254
Millennial Red Canyon LLC [Member] | Red Canyon Corporation [Member] | Red Canyon Property [Member] | Subsequent Events [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Unpatented lode mining new claims | Claims	94
Unpatented lode mining total claims | Claims	348
Kinross Gold USA Inc. [Member] | Delamar Mining Company [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Percentage of shares with security released		25.00%
Millennial Arizona LLC [Member] | Arizona Properties [Member] | Tri Minerals Holdings Corp [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Percentage of voting equity interests acquired					100.00%
Exploration and evaluation expenses					$ 633,247
Outstanding expense from exploration and evaluation of mineral resources					866,753
Millennial Arizona LLC [Member] | Arizona Properties [Member] | Tri Minerals Holdings Corp [Member] | On the date that the letter of intent was executed [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Payments to acquire exploration and evaluation assets					25,000
Millennial Arizona LLC [Member] | Arizona Properties [Member] | Tri Minerals Holdings Corp [Member] | Six-month anniversary [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Payments to acquire exploration and evaluation assets					25,000
Millennial Arizona LLC [Member] | Arizona Properties [Member] | Tri Minerals Holdings Corp [Member] | First anniversary [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Payments to acquire exploration and evaluation assets					50,000
Millennial Arizona LLC [Member] | Arizona Properties [Member] | Tri Minerals Holdings Corp [Member] | Second anniversary [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Payments to acquire exploration and evaluation assets					200,000
Millennial Arizona LLC [Member] | Arizona Properties [Member] | Tri Minerals Holdings Corp [Member] | First instalment of the Lease Extension Payment, paid subsequent to year-end [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Payments to acquire exploration and evaluation assets					25,000
Millennial Arizona LLC [Member] | Arizona Properties [Member] | Tri Minerals Holdings Corp [Member] | Second instalment of the Lease Extension Payment [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Payments to acquire exploration and evaluation assets					75,000
Millennial Arizona LLC [Member] | Arizona Properties [Member] | Tri Minerals Holdings Corp [Member] | Third instalment of the Lease Extension Payment [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Payments to acquire exploration and evaluation assets					100,000
Millennial Arizona LLC [Member] | Arizona Properties [Member] | Tri Minerals Holdings Corp [Member] | On or before the termination of the Lease, but no later than December 31, 2026 [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Payments to acquire exploration and evaluation assets					2,500,000
Millennial Arizona LLC [Member] | Arizona Properties [Member] | Tri Minerals Holdings Corp [Member] | Fifth Anniversary [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Exploration and evaluation expenses					$ 1,500,000
Purchase and Sale Agreement [Member] | Florida Mountain deposit [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Payments to acquire exploration and evaluation assets									$ 2,000,000
Purchase and Sale Agreement [Member] | Florida Mountain Empire claims [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Payments to acquire exploration and evaluation assets								$ 1,600,000
Purchase and Sale Agreement [Member] | Florida Mountain Banner claims [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Payments to acquire exploration and evaluation assets											$ 400,000
Option Agreement [Member] | Nevada Select Royalty Inc. [Member] | War Eagle property [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Percentage of net smelter return payable							1.00%
Payments to acquire exploration and evaluation assets							$ 200,000
Period of annual payments							4 years
Option Agreement [Member] | Nevada Select Royalty Inc. [Member] | War Eagle property [Member] | State of Idaho [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Payments to acquire exploration and evaluation assets				$ 70,000
Underlying percentage of gross royalty payable							5.00%